Label	Element	Value
Series M
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Series M
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The information contained in the first paragraph under the heading “Series M—Fund Summary” and the sub-heading “Performance—Risk/return bar chart and table” is deleted in its entirety and replaced with the following:

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance. The Fund’s performance information does not reflect the maximum annual wrap program or other similar fee; if it did, the total returns shown would be lower. An additional index, a 50/50 blend of the Bloomberg Managed Money Intermediate (1‑17) Index and the Bloomberg Managed Money Short/Intermediate (1‑10) Index, shows how the Fund’s performance compares to a blended index with characteristics relevant to the Fund. The Bloomberg Managed Money Intermediate (1‑17) Index and the Bloomberg Managed Money Short/Intermediate (1‑10) Index are unmanaged sub-indexes of the Bloomberg Municipal Managed Money Index, which is a rules-based, market-value-weighted index designed to track the performance of municipal securities issued by state and local municipalities whose interest is exempt from federal income tax and the federal alternative minimum tax. Indices reflect no deduction for fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	An additional index, a 50/50 blend of the Bloomberg Managed Money Intermediate (1‑17) Index and the Bloomberg Managed Money Short/Intermediate (1‑10) Index, shows how the Fund’s performance compares to a blended index with characteristics relevant to the Fund. The Bloomberg Managed Money Intermediate (1‑17) Index and the Bloomberg Managed Money Short/Intermediate (1‑10) Index are unmanaged sub-indexes of the Bloomberg Municipal Managed Money Index, which is a rules-based, market-value-weighted index designed to track the performance of municipal securities issued by state and local municipalities whose interest is exempt from federal income tax and the federal alternative minimum tax.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Heading	oef_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock	The table under the heading “Series M—Fund Summary” and the sub-heading “Performance—Average annual total returns” is deleted in its entirety and replaced with the following:
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SMA Relationship Trust

Prospectus Supplement  |  September 25, 2026

Includes:

•
Series M

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus, dated April 30, 2026, for Series M (the “Fund”), a series of SMA Relationship TrustSM (the “Trust”), as follows:

Effective October 1, 2026, the Fund’s style benchmark will change from the Bloomberg Managed Money Intermediate (1‑17) Index to a 50/50 blend of the Bloomberg Managed Money Intermediate (1‑17) Index and the Bloomberg Managed Money Short/Intermediate (1‑10) Index.

50% Bloomberg Managed Money Short/Intermediate (1‑10) Index/50% Bloomberg Managed Money Intermediate (1‑17) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.20%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.67%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.99%	[1]
Bloomberg Managed Money Intermediate (1‑17) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.16%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.63%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.15%	[1]
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.34%
Series M
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.25%
Series M | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.17%
Series M | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.27%

[1]	Effective October 1, 2026, an index composed of a 50/50 blend of the Bloomberg Managed Money Intermediate (1‑17) Index and the Bloomberg Managed Money Short/Intermediate (1‑10) Index will replace the Bloomberg Managed Money Intermediate (1‑17) Index as the Fund’s style benchmark. Management believes the blended index more closely aligns with the Fund’s investment strategy and duration profile.